Fair Value [Text Block] (Tables)	12 Months Ended
Mar. 31, 2019
Assets and Liabilities Measured at Fair Value by Level on Recurring Basis [Table Text Block]

At March 31, 2018	Level 1	Level 2	Level 3	Fair Value
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥10,876,424	¥10,876,080	¥827,493	¥22,579,997
Debt securities
Japanese national government and Japanese government agency bonds	1,388,143	477,530	—	1,865,673
Japanese prefectural and municipal bonds	—	189,756	—	189,756
Foreign government and official institution bonds	8,190,781	469,342	1,047	8,661,170
Corporate bonds	—	3,255,503	23,092	3,278,595
Residential mortgage-backed securities	—	4,432,307	41,141	4,473,448
Asset-backed securities	—	186,351	684,637	870,988
Other debt securities	—	2,800	33,450	36,250
Commercial paper	—	1,210,775	—	1,210,775
Equity securities(2)	1,297,500	651,716	44,126	1,993,342
Trading derivative assets	71,175	12,420,100	93,900	12,585,175
Interest rate contracts	3,320	8,681,427	27,092	8,711,839
Foreign exchange contracts	1,890	3,543,413	12,118	3,557,421
Equity contracts	65,965	118,351	22,994	207,310
Commodity contracts	—	6,239	30,753	36,992
Credit derivatives	—	70,670	943	71,613
Investment securities:
Available-for-sale debt securities	23,105,682	9,376,772	350,660	32,833,114
Japanese national government and Japanese government agency bonds	21,522,128	3,045,776	—	24,567,904
Japanese prefectural and municipal bonds	—	1,537,431	—	1,537,431
Foreign government and official institution bonds	1,583,554	567,946	20,192	2,171,692
Corporate bonds	—	1,113,323	6,037	1,119,360
Residential mortgage-backed securities	—	1,617,520	15	1,617,535
Commercial mortgage-backed securities	—	92,806	2,430	95,236
Asset-backed securities	—	1,397,177	161,172	1,558,349
Other debt securities	—	4,793	160,814	165,607
Equity securities(6)	6,255,413	416,171	28,359	6,699,943
Marketable equity securities	6,255,413	416,171	—	6,671,584
Nonmarketable equity securities	—	—	28,359	28,359
Others(3)(4)	955,548	93,042	8,660	1,057,250

Total	¥41,264,242	¥33,182,165	¥1,309,072	¥75,755,479

Liabilities
Trading account liabilities:
Trading securities sold, not yet purchased	¥208,354	¥7,060	¥—	¥215,414
Trading derivative liabilities	80,673	11,844,463	81,781	12,006,917
Interest rate contracts	3,085	8,659,042	12,496	8,674,623
Foreign exchange contracts	2,058	2,992,812	5,382	3,000,252
Equity contracts	75,530	117,572	33,679	226,781
Commodity contracts	—	4,362	30,070	34,432
Credit derivatives	—	70,675	154	70,829
Obligation to return securities received as collateral	3,030,974	145,988	—	3,176,962
Others(5)	—	507,700	(25,528)	482,172

Total	¥3,320,001	¥12,505,211	¥56,253	¥15,881,465

At March 31, 2019	Level 1	Level 2	Level 3	Fair Value
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥12,821,328	¥13,725,079	¥785,326	¥27,331,733
Debt securities
Japanese national government and Japanese government agency bonds	2,117,841	512,134	—	2,629,975
Japanese prefectural and municipal bonds	—	117,799	—	117,799
Foreign government and official institution bonds	9,264,028	454,365	792	9,719,185
Corporate bonds	—	3,203,585	31,384	3,234,969
Residential mortgage-backed securities	—	7,038,353	35,181	7,073,534
Asset-backed securities	—	253,274	627,678	880,952
Other debt securities	—	747	35,148	35,895
Commercial paper	—	1,473,693	—	1,473,693
Equity securities(2)	1,439,459	671,129	55,143	2,165,731
Trading derivative assets	63,582	13,047,590	93,313	13,204,485
Interest rate contracts	23,430	10,067,719	17,307	10,108,456
Foreign exchange contracts	1,115	2,771,115	22,861	2,795,091
Equity contracts	39,037	139,666	9,000	187,703
Commodity contracts	—	3,727	25,684	29,411
Credit derivatives	—	65,363	18,461	83,824
Investment securities:
Available-for-sale debt securities	22,550,086	10,684,983	283,434	33,518,503
Japanese national government and Japanese government agency bonds	20,635,872	3,441,824	—	24,077,696
Japanese prefectural and municipal bonds	—	2,226,566	—	2,226,566
Foreign government and official institution bonds	1,914,214	707,959	19,246	2,641,419
Corporate bonds	—	1,126,535	4,196	1,130,731
Residential mortgage-backed securities	—	1,615,336	15	1,615,351
Commercial mortgage-backed securities	—	128,917	2,038	130,955
Asset-backed securities	—	1,371,467	131,455	1,502,922
Other debt securities	—	66,379	126,484	192,863
Equity securities(6)	5,982,629	375,914	27,820	6,386,363
Marketable equity securities	5,982,629	375,914	—	6,358,543
Nonmarketable equity securities(7)	—	—	27,820	27,820
Others(3)(4)	807,193	42,184	32,378	881,755

Total	¥42,224,818	¥37,875,750	¥1,222,271	¥81,322,839

Liabilities
Trading account liabilities:
Trading securities sold, not yet purchased	¥157,114	¥5,796	¥—	¥162,910
Trading derivative liabilities	88,329	12,701,110	57,143	12,846,582
Interest rate contracts	35,179	9,839,618	21,496	9,896,293
Foreign exchange contracts	2,633	2,663,347	4,670	2,670,650
Equity contracts	50,517	126,737	6,138	183,392
Commodity contracts	—	2,916	24,735	27,651
Credit derivatives	—	68,492	104	68,596
Obligation to return securities received as collateral	2,912,355	174,671	—	3,087,026
Others(5)	—	426,368	65,648	492,016

Total	¥3,157,798	¥13,307,945	¥122,791	¥16,588,534

Notes:

(1)	Includes securities measured under the fair value option.
(2)	Excludes certain investments valued at net asset value of private equity funds whose fair values were ¥21,517 million and ¥40,400 million at March 31, 2018 and 2019, respectively. The amounts of unfunded commitments related to these private equity funds were ¥61,463 million and ¥94,483 million at March 31, 2018 and 2019, respectively.
(3)	Mainly comprises securities received as collateral that may be sold or repledged under securities lending transactions, money in trust for segregating cash deposited by customers on security transactions and derivative assets designated as hedging instruments.
(4)	Excludes certain investments valued at net asset value of private equity funds, whose fair values at March 31, 2018 was ¥35 million, and those at March 31, 2019 was nil, respectively. There was no amount of unfunded commitments related to these private equity funds at March 31, 2018 and 2019.
(5)	Includes other short-term borrowings, long-term debt, bifurcated embedded derivatives carried at fair value and derivative liabilities designated as hedging instruments.
(6)	The table above reflects changes in presentation that were made to equity investment securities at March 31, 2018. See Note 1 for further information.
(7)	Excludes certain investments valued at net asset value of real estate funds and private funds, whose fair values at March 31, 2019 were ¥17,583 million, and ¥9,921 million, respectively. The amounts of unfunded commitments related to these real estate funds and private funds at March 31, 2019 were ¥2,054 million, and nil, respectively.

Reconciliation of Assets and Liabilities Measured at Fair Value on Recurring Basis Using Level 3 Inputs [Table Text Block]

	March 31, 2017	Total gains (losses) for the period			Purchases	Issues	Sales	Settlements	Transfers into Level 3		Transfers out of Level 3		March 31, 2018	Change in unrealized gains (losses) included in earnings for assets and liabilities still held at March 31, 2018
		Included in earnings		Included in other comprehensive income
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥799,493	¥(25,944	)(2)	¥—	¥702,402	¥—	¥(281,927)	¥(376,333)	¥34,986		¥(25,184)		¥827,493	¥(26,391	)(2)
Debt securities
Japanese national government and Japanese government agency bonds	—	(4)		—	1,079	—	—	—	—		(1,075)		—	—
Foreign government and official institution bonds	1,836	720		—	107,685	—	(107,157)	(1,064)	—		(973)		1,047	(2)
Corporate bonds	25,521	(6,424)		—	3,170	—	(533)	(10,391)	34,885	(5)	(23,136	)(5)	23,092	(6,377)
Residential mortgage-backed securities	47,914	1,014		—	—	—	—	(7,787)	—		—		41,141	829
Asset-backed securities	654,814	(21,124)		—	576,668	—	(172,324)	(353,397)	—		—		684,637	(19,387)
Other debt securities	35,552	(2,102)		—	—	—	—	—	—		—		33,450	(2,102)
Equity securities	33,856	1,976		—	13,800	—	(1,913)	(3,694)	101		—		44,126	648
Trading derivatives—net	37,245	3,912	(2)	520	1,367	(1,518)	—	(23,699)	(466)		(5,242)		12,119	(9,055	)(2)
Interest rate contracts—net	28,551	(4,730)		(42)	—	—	—	(8,810)	(2,433)		2,060		14,596	(3,908)
Foreign exchange contracts—net	14,858	(2,434)		294	26	—	—	(67)	1,996	(5)	(7,937)		6,736	1,713
Equity contracts—net	(6,312)	12,518		272	687	(1,154)	—	(17,302)	(29	)(5)	635	(5)	(10,685)	(5,446)
Commodity contracts—net	370	30		(4)	654	(364)	—	(3)	—		—		683	116
Credit derivatives—net	(222)	(1,472)		—	—	—	—	2,483	—		—		789	(1,530)
Investment securities:
Available-for-sale debt securities	337,526	4,831	(3)	(15,344)	319,092	—	(163)	(264,616)	93		(30,759)		350,660	(167	)(3)
Foreign government and official institution bonds	20,099	—		(186)	621	—	—	(342)	—		—		20,192	—
Corporate bonds	36,932	150		(43)	521	—	(52)	(805)	93	(5)	(30,759	)(5)	6,037	(167)
Residential mortgage-backed securities	15	—		—	—	—	—	—	—		—		15	—
Commercial mortgage-backed securities	2,971	—		4	—	—	—	(545)	—		—		2,430	—
Asset-backed securities	116,919	4,681		(9,605)	306,680	—	—	(257,503)	—		—		161,172	—
Other debt securities	160,590	—		(5,514)	11,270	—	(111)	(5,421)	—		—		160,814	—
Equity securities	26,292	1,640	(3)	—	3,930	—	(2,782)	(7)	—		(714)		28,359	300	(3)
Nonmarketable equity securities	26,292	1,640		—	3,930	—	(2,782)	(7)	—		(714)		28,359	300
Others	3,850	(426	)(7)	(37)	5,584	—	(311)	—	—		—		8,660	(592	)(7)

Total	¥1,204,406	¥(15,987)		¥(14,861)	¥1,032,375	¥(1,518)	¥(285,183)	¥(664,655)	¥34,613		¥(61,899)		¥1,227,291	¥(35,905)

Liabilities
Others	¥28,432	¥4,508	(4)	¥(2,005)	¥—	¥6,601	¥—	¥(27,824)	¥1,056	(6)	¥(31,290	)(6)	¥(25,528)	¥35,010	(4)

Total	¥28,432	¥4,508		¥(2,005)	¥—	¥6,601	¥—	¥(27,824)	¥1,056		¥(31,290)		¥(25,528)	¥35,010

	March 31, 2018	Total gains (losses) for the period			Purchases	Issues	Sales	Settlements	Transfers into Level 3		Transfers out of Level 3		March 31, 2019	Change in unrealized gains (losses) included in earnings for assets and liabilities still held at March 31, 2019
		Included in earnings		Included in other comprehensive income
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥827,493	¥23,848	(2)	¥(1,341)	¥454,048	¥—	¥(316,384)	¥(213,944)	¥29,445		¥(17,839)		¥785,326	¥18,299	(2)
Debt securities
Foreign government and official institution bonds	1,047	863		—	117,619	—	(118,377)	(317)	—		(43)		792	5
Corporate bonds	23,092	611		—	2,040	—	(1,798)	(4,188)	29,423	(5)	(17,796	)(5)	31,384	286
Residential mortgage-backed securities	41,141	(282)		—	—	—	—	(5,678)	—		—		35,181	(289)
Asset-backed securities	684,637	18,692		(1,341)	315,865	—	(195,851)	(194,324)	—		—		627,678	15,528
Other debt securities	33,450	1,698		—	—	—	—	—	—		—		35,148	1,698
Equity securities	44,126	2,266		—	18,524	—	(358)	(9,437)	22		—		55,143	1,071
Trading derivatives—net	12,119	(5,871	)(2)	(744)	787	(682)	—	37	20,192		10,332		36,170	(25,241	)(2)
Interest rate contracts—net	14,596	12,397		57	—	(119)	—	(25,601)	(7,013)		1,494		(4,189)	11,507
Foreign exchange contracts—net	6,736	(10,997)		(419)	210	—	—	(322)	27,230	(5)	(4,247)		18,191	(10,451)
Equity contracts—net	(10,685)	18,756		(374)	13	(228)	—	(17,680)	(25	)(5)	13,085	(5)	2,862	(752)
Commodity contracts—net	683	32		6	564	(335)	—	(1)	—		—		949	795
Credit derivatives—net	789	(26,059)		(14)	—	—	—	43,641	—		—		18,357	(26,340)
Investment securities:
Available-for-sale debt securities	350,660	6,415	(3)	(9,791)	273,201	—	—	(338,180)	1,456		(327)		283,434	(498	)(3)
Foreign government and official institution bonds	20,192	—		(876)	645	—	—	(715)	—		—		19,246	—
Corporate bonds	6,037	(345)		3	3,450	—	—	(6,078)	1,456	(5)	(327	)(5)	4,196	(498)
Residential mortgage-backed securities	15	—		—	—	—	—	—	—		—		15	—
Commercial mortgage-backed securities	2,430	—		(135)	—	—	—	(257)	—		—		2,038	—
Asset-backed securities	161,172	6,760		(5,016)	263,587	—	—	(295,048)	—		—		131,455	—
Other debt securities	160,814	—		(3,767)	5,519	—	—	(36,082)	—		—		126,484	—
Equity securities	28,359	(2,298	)(3)	—	3,795	—	(1,418)	—	—		(618)		27,820	(3,060	)(3)
Nonmarketable equity securities	28,359	(2,298)		—	3,795	—	(1,418)	—	—		(618)		27,820	(3,060)
Others	8,660	(1,022	)(7)	(20)	24,961	—	(206)	—	5		—		32,378	(1,191	)(7)

Total	¥1,227,291	¥21,072		¥(11,896)	¥756,792	¥(682)	¥(318,008)	¥(552,087)	¥51,098		¥(8,452)		¥1,165,128	¥(11,691)

Liabilities
Others	¥(25,528)	¥(19,629	)(4)	¥6,670	¥—	¥16,759	¥—	¥(18,499)	¥44,727	(6)	¥35,230	(6)	¥65,648	¥(10,778	)(4)

Total	¥(25,528)	¥(19,629)		¥6,670	¥—	¥16,759	¥—	¥(18,499)	¥44,727		¥35,230		¥65,648	¥(10,778)

Notes:

(1)	Includes Trading securities measured under the fair value option.
(2)	Included in Trading account profits (losses)—net and in Foreign exchange losses—net.
(3)	Included in Investment securities gains (losses)—net.
(4)	Included in Trading account profits (losses)—net.
(5)	Transfers into Level 3 for Foreign exchange contract were mainly caused by the valuation using certain unobservable input. Transfers into (out of) Level 3 for corporate bonds were caused by the decrease (increase) in liquidity or the availability of the quoted prices provided by third-party venders and Equity contracts—net were mainly caused by the change of valuation model and the change cease using certain unobservable input.
(6)	Transfers into (out of) Level 3 for bifurcated embedded derivatives in Others were mainly caused by the decrease (increase) in the observability of the key inputs to the valuation models and a corresponding increase (decrease) in the significance of the unobservable inputs.
(7)	Included in Other non-interest income.
(8)	The table above reflects changes in presentation that were made to equity investment securities at March 31, 2018. See Note 1 for further information.

Carrying Value of Assets Measured at Fair Value on Nonrecurring Basis by Level [Table Text Block]

	2018				2019
	Level 1	Level 2	Level 3	Total carrying value	Level 1	Level 2	Level 3	Total carrying value
	(in millions)
Assets
Investment securities(1)(2)	¥—	¥—	¥1,984	¥1,984	¥—	¥80,779	¥4,208	¥84,987
Loans	3,458	8,329	239,653	251,440	2,656	9,104	250,678	262,438
Loans held for sale	—	—	22,835	22,835	—	—	77,506	77,506
Collateral dependent loans	3,458	8,329	216,818	228,605	2,656	9,104	173,172	184,932
Premises and equipment	—	—	34,326	34,326	—	—	35,352	35,352
Intangible assets	—	—	9,402	9,402	—	—	19,635	19,635
Other assets	92,223	—	6,196	98,419	136,528	49,756	9,774	196,058
Investments in equity method investees(1)	92,223	—	—	92,223	136,528	49,756	—	186,284
Other	—	—	6,196	6,196	—	—	9,774	9,774

Total	¥95,681	¥8,329	¥291,561	¥395,571	¥139,184	¥139,639	¥319,647	¥598,470

Notes:

(1)	Excludes certain investments valued at net asset value of ¥8,443 million and ¥8,866 million at March 31, 2018 and 2019, respectively. The unfunded commitments related to these investments are ¥1,544 million and ¥12,242 million at March 31, 2018 and 2019, respectively. These investments are in private equity funds and limited partnerships.
(2)	Includes certain nonmarketable equity securities that are measured at fair value on a nonrecurring basis, including impairment and observable price change for nonmarketable equity securities measured under the measurement alternative.

Losses (Gains) Recorded as a Result of Changes in Fair Value Measured on a Nonrecurring Basis [Table Text Block]

	2018	2019
	(in millions)
Investment securities	¥1,423	¥(50,785)
Loans	47,352	30,153
Loans held for sale	990	4,762
Collateral dependent loans	46,362	25,391
Premises and equipment	39,361	31,345
Intangible assets	21,900	118,108
Other assets	30,852	59,557
Investments in equity method investees	29,442	51,645
Other	1,410	7,912

Total	¥140,888	¥188,378

Gains (Losses) Related to Instruments for which Fair Value Option was Elected [Table Text Block]

	2017			2018			2019
	Trading account profits (losses)	Foreign exchange gains (losses)	Total changes in fair value	Trading account profits (losses)	Foreign exchange gains (losses)	Total changes in fair value	Trading account profits (losses)	Foreign exchange gains (losses)	Total changes in fair value
	(in millions)
Financial assets:
Trading account securities(1)	¥(464,947)	¥(407,439)	¥(872,386)	¥(148,242)	¥(267,507)	¥(415,749)	¥208,952	¥186,578	¥395,530

Total	¥(464,947)	¥(407,439)	¥(872,386)	¥(148,242)	¥(267,507)	¥(415,749)	¥208,952	¥186,578	¥395,530

Financial liabilities:
Other short-term borrowings(2)	¥(10,380)	¥—	¥(10,380)	¥5,902	¥—	¥5,902	¥(5,559)	¥—	¥(5,559)
Long-term debt(2)	(93,464)	—	(93,464)	7,554	—	7,554	(8,322)	—	(8,322)

Total	¥(103,844)	¥—	¥(103,844)	¥13,456	¥—	¥13,456	¥(13,881)	¥—	¥(13,881)

Notes:

(1)	Excludes Danamon’s equity securities. See Note 2 for reference.
(2)	Change in value attributable to the instrument-specific credit risk related to those financial liabilities are not material.

Differences between Aggregate Fair Value and Aggregate Remaining Contractual Principal Balance Outstanding [Table Text Block]

	2018			2019
	Remaining aggregate contractual amounts outstanding	Fair value	Fair value over (under) remaining aggregate contractual amounts outstanding	Remaining aggregate contractual amounts outstanding	Fair value	Fair value over (under) remaining aggregate contractual amounts outstanding
	(in millions)
Financial liabilities:
Long-term debt	¥347,002	¥333,985	¥(13,017)	¥358,730	¥325,808	¥(32,922)

Total	¥347,002	¥333,985	¥(13,017)	¥358,730	¥325,808	¥(32,922)

Summary of Carrying Amounts and Estimated Fair Values of Financial Instruments Not Carried at Fair Value on Recurring Basis on Consolidated Balance Sheets by Level [Table Text Block]

	Carrying amount	Estimated fair value
At March 31, 2018		Total	Level 1	Level 2	Level 3
	(in billions)
Financial assets:
Cash and due from banks	¥32,648	¥32,648	¥32,648	¥—	¥—
Interest-earning deposits in other banks	43,210	43,210	—	43,210	—
Call loans and funds sold	896	896	—	896	—
Receivables under resale agreements	5,726	5,726	—	5,726	—
Receivables under securities borrowing transactions	9,269	9,269	—	9,269	—
Investment securities(1)(2)	3,684	3,797	1,197	1,051	1,549
Loans, net of allowance for credit losses(3)	116,272	117,753	3	330	117,420
Other financial assets(4)	7,000	7,000	—	7,000	—
Financial liabilities:
Deposits
Non-interest-bearing	¥29,862	¥29,862	¥—	¥29,862	¥—
Interest-bearing	165,831	165,825	—	165,825	—
Total deposits	195,693	195,687	—	195,687	—
Call money and funds purchased	2,453	2,453	—	2,453	—
Payables under repurchase agreements	18,135	18,135	—	18,135	—
Payables under securities lending transactions	8,170	8,170	—	8,170	—
Due to trust account	3,386	3,386	—	3,386	—
Other short-term borrowings	6,617	6,617	—	6,617	—
Long-term debt	26,861	26,919	—	26,919	—
Other financial liabilities	6,642	6,642	—	6,642	—

	Carrying amount	Estimated fair value
At March 31, 2019		Total	Level 1	Level 2	Level 3
	(in billions)
Financial assets:
Cash and due from banks	¥33,924	¥33,924	¥33,924	¥—	¥—
Interest-earning deposits in other banks	40,647	40,647	—	40,647	—
Call loans and funds sold	1,110	1,110	—	1,110	—
Receivables under resale agreements	10,975	10,975	—	10,975	—
Receivables under securities borrowing transactions	2,759	2,759	—	2,759	—
Investment securities	4,442	4,453	1,197	1,135	2,121
Loans, net of allowance for credit losses(3)	116,213	117,064	3	247	116,814
Other financial assets(4)	7,455	7,455	—	7,455	—
Financial liabilities:
Deposits
Non-interest-bearing	¥30,443	¥30,443	¥—	¥30,443	¥—
Interest-bearing	168,846	168,899	—	168,899	—
Total deposits	199,289	199,342	—	199,342	—
Call money and funds purchased	2,450	2,450	—	2,450	—
Payables under repurchase agreements	25,225	25,225	—	25,225	—
Payables under securities lending transactions	913	913	—	913	—
Due to trust account	2,736	2,736	—	2,736	—
Other short-term borrowings	6,441	6,441	—	6,441	—
Long-term debt	27,790	27,968	—	27,968	—
Other financial liabilities	6,781	6,781	—	6,781	—

Notes:

(1)	Includes impaired securities measured at fair value on a nonrecurring basis at March 31, 2018. Refer to “Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis” for the details of the level classification.
(2)	Excludes cost-method investments of ¥437 billion at March 31, 2018, of which the MUFG Group did not estimate the fair value since it was not practical and no impairment indicators were identified. See Note 3 for the details of these cost-method investments.
(3)	Includes loans held for sale and collateral dependent loans measured at fair value on a nonrecurring basis. Refer to “Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis” for the details of the level classification.
(4)	Excludes investments in equity method investees of ¥2,219 billion and ¥2,487 billion at March 31, 2018 and 2019, respectively.

Fair Value, Measurements, Recurring [Member]
Quantitative Information about Level 3 Fair Value Measurements [Table Text Block]

At March 31, 2018	Fair value(1)	Valuation technique	Significant unobservable inputs	Range	Weighted Average(2)
	(in millions)
Assets
Trading securities and Investment securities:
Foreign government and official institution bonds	¥20,192	Return on equity method	Probability of default	0.0%~0.4%	0.2%
			Recovery rate	60.0%~70.0%	66.7%
			Market-required return on capital	8.0%~10.0%	9.5%
Residential mortgage-backed securities, Commercial mortgage-backed securities and Asset-backed securities	110,536	Discounted cash flow	Probability of default	1.2%~5.3%	4.5%
			Recovery rate	60.0%~76.0%	66.3%
	684,586	Internal model(4)	Asset correlations	9.0%	9.0%
			Discount factor	1.0%	1.0%
			Prepayment rate	37.2%	37.2%
			Probability of default	0.0%~91.3%	— (3)
			Recovery rate	65.3%	65.3%
Other debt securities	33,450	Discounted cash flow	Liquidity premium	0.5%~2.4%	0.8%
	149,759	Return on equity method	Probability of default	0.0%~25.0%	0.3%
			Recovery rate	40.0%~90.0%	72.5%
			Market-required return on capital	8.0%~10.0%	9.7%

At March 31, 2018	Fair value(1)	Valuation technique	Significant unobservable inputs	Range
	(in millions)
Trading derivatives—net:
Interest rate contracts—net	14,460	Option model	Probability of default	0.0%~12.5%
			Correlation between interest rates	34.1%~52.7%
			Correlation between interest rate and foreign exchange rate	19.7%~50.4%
			Recovery rate	41.0%~46.0%
			Volatility	13.4%~100.0%
			Probability of prepayment	100.0%
Foreign exchange contracts—net	6,779	Option model	Probability of default	0.0%~12.5%
			Correlation between interest rates	40.3%~74.0%
			Correlation between interest rate and foreign exchange rate	28.1%~50.7%
			Recovery rate	41.0%~46.0%
			Correlation between underlying assets	85.0%
			Volatility	10.3%~16.2%
Equity contracts—net	(16,600)	Option model	Correlation between interest rate and equity	37.1%~39.0%
			Correlation between foreign exchange rate and equity	7.0%~65.2%
			Correlation between equities	20.6%~81.7%
			Correlation between underlying assets	76.0%
	6,528	Discounted cash flow	Term of litigation	2.0 years

At March 31, 2019	Fair value(1)	Valuation technique	Significant unobservable inputs	Range	Weighted Average(2)
	(in millions)
Assets
Trading securities and Investment securities:
Foreign government and official institution bonds	¥19,246	Return on equity method	Probability of default	0.0%~0.4%	0.3%
			Recovery rate	60.0%~70.0%	66.7%
			Market-required return on capital	10.0%	10.0%
Residential mortgage-backed securities, Commercial mortgage-backed securities and Asset-backed securities	109,213	Discounted cash flow	Probability of default	1.2%~5.3%	5.0%
			Recovery rate	60.0%~76.0%	67.2%
			Loan price	90.5%~100.3%	95.4%
	587,577	Internal model(4)	Asset correlations	10.0%	10.0%
			Discount factor	1.0%~1.2%	1.2%
			Prepayment rate	22.7%	22.7%
			Probability of default	0.0%~90.1%	— (3)
			Recovery rate	64.3%	64.3%
Other debt securities	35,148	Discounted cash flow	Liquidity premium	1.0%~2.4%	1.3%
	112,822	Return on equity method	Probability of default	0.0%~25.0%	0.3%
			Recovery rate	40.0%~90.0%	78.0%
			Market-required return on capital	8.0%~10.0%	9.5%

At March 31, 2019	Fair value(1)	Valuation technique	Significant unobservable inputs	Range
(in millions)
Trading derivatives—net:
Interest rate contracts—net	(4,189)	Option model	Probability of default	0.0%~12.0%
			Correlation between interest rates	29.2%~51.3%
			Correlation between interest rate and foreign exchange rate	22.8%~60.0%
			Recovery rate	41.0%~48.0%
			Volatility	11.0%~71.3%
Foreign exchange contracts—net	18,198	Option model	Probability of default	0.0%~12.0%
			Correlation between interest rates	35.0%~70.0%
			Correlation between interest rate and foreign exchange rate	14.8%~60.0%
			Recovery rate	41.0%~48.0%
			Correlation between underlying assets	65.0%
			Volatility	9.7%~18.2%
Equity contracts—net	(2,727)	Option model	Correlation between foreign exchange rate and equity	7.0%~64.1%
			Correlation between equities	21.6%~80.3%
			Correlation between underlying assets	51.7%~82.0%
			Volatility	21.0%~30.0%
	5,878	Discounted cash flow	Term of litigation	1.0 year

Notes:

(1)	The fair value as of March 31, 2018 and 2019 excludes the fair value of investments valued using vendor prices.
(2)	Weighted averages are calculated by weighing each input by the relative fair value of the respective financial instruments.
(3)	See “Probability of default” in “Sensitivity to and range of unobservable inputs.”
(4)	For further detail of Internal model, refer to the last paragraph of “Trading Account Assets and Liabilities—Trading Account Securities.”